Commitments and Contingencies (Details) - USD ($)											1 Months Ended			3 Months Ended						9 Months Ended
	Jan. 12, 2026	Sep. 19, 2025	Sep. 15, 2025	Sep. 04, 2025	Dec. 18, 2024	Dec. 15, 2024	Nov. 13, 2024	Sep. 30, 2023		May 17, 2022	Dec. 31, 2024		Jan. 31, 2024	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2024		Sep. 30, 2025	Sep. 30, 2024		Apr. 30, 2024
Commitments and Contingencies [Line Items]
Issuance of common stock from exercise of pre-funded warrants (in Shares)					1,666,666			8,767
Fair value of share issued					$ 9,999,996						$ 464,000				$ 3,055,814
Price per unit (in Dollars per share)					$ 6
Private placement offering each units consisting share description					(i) one share of the Company’s common stock and (ii) a stock purchase warrant to purchase up to one share of the Company’s common stock.
Penalty payment																				$ 800,000
Percentage of interest acquired			100.00%
Shares issued (in Shares)						2,385,170
Number of warrant purchased (in Shares)																							14,535
Warrant term																							3 years
Purchase from units (in Shares)																200
Preferred stock, par value (in Dollars per share)								$ 0.0001	[1]		$ 0.0001	[1]		$ 0.0001		$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001	$ 0.0001	[1]
Common stock, par value (in Dollars per share)								$ 0.0001	[1]		$ 0.0001	[1]		0.0001		$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001	$ 0.0001	[1]
Conversion price (in Dollars per share)				$ 4.89
Preferred stock redeemable percentage				105.00%
Percentage of aggregate purchase price paid				1.50%
Percentage of issued and outstanding capital.	100.00%
Promissory Note [Member]
Commitments and Contingencies [Line Items]
Principal amount																							$ 78,000
Equity Option [Member]
Commitments and Contingencies [Line Items]
Issuance of common stock from exercise of pre-funded warrants (in Shares)							100,000
Cash			$ 3,000,000			$ 300,000
Principal amount			$ 3,000,000			$ 3,000,000
Shares issued (in Shares)			4,770,340			2,385,170
Number of warrant purchased (in Shares)						5,109,789
Exercise price (in Dollars per share)						$ 1.5
Debt interest percentage			8.00%			8.00%
Equity Option [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Number of warrant purchased (in Shares)						720,000
Vendor Settlement [Member]
Commitments and Contingencies [Line Items]
Payment of settlement amount																					$ 50,000
White Lion Stock Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Common stock up to a maximum amount										$ 75,000,000
Issuance of common stock from exercise of pre-funded warrants (in Shares)													202,702
Fair value of share issued													$ 750,000
Securities Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Cash			$ 5,000,000			$ 5,000,000
Principal amount			16,000,000			16,000,000
Cash payment to seller			$ 5,000,000			$ 5,000,000
Number of warrant purchased (in Shares)			12,017,648			6,907,859
Warrant term			5 years			5 years
Exercise price (in Dollars per share)			$ 1.5			$ 1.5
Damage provision																$ 1,800,000				$ 3,000,000
Description of maturity period						The Investment Note matures 12 months
Percentage of issued and outstanding capital.						29.75%
Securities Purchase Agreement [Member] | Promissory Note [Member]
Commitments and Contingencies [Line Items]
Maturity period			12 months
Investor [Member]
Commitments and Contingencies [Line Items]
Fair value of share issued		$ 1,250,000
Esousa Group Holdings, LLC [Member]
Commitments and Contingencies [Line Items]
Fair value of share issued		$ 250,000,000
Par value (in Dollars per share)		$ 0.0001
Securities Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Percentage of interest acquired						51.00%
Aggregate investment						$ 21,000,000
Securities Purchase Agreement [Member] | Equity Option [Member]
Commitments and Contingencies [Line Items]
Percentage of interest acquired						49.00%
Aggregate investment						$ 16,084,250
Series A Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Preferred stock, par value (in Dollars per share)				$ 0.0001
Preferred Stock Stated Value				$ 50,000
Beneficial ownership limitation blocker				9.90%
Common Stock [Member]
Commitments and Contingencies [Line Items]
Issuance of common stock from exercise of pre-funded warrants (in Shares)											200,000
Number of warrant purchased (in Shares)				15,957
Common stock, par value (in Dollars per share)				$ 0.0001										$ 0.0001						$ 0.0001
Conversion shares (in Shares)				10,224												1,312,494
September 2025 Private Placement [Member]
Commitments and Contingencies [Line Items]
Purchase from units (in Shares)				200
Aggregate purchase price				$ 10,000,000
Per unit price				$ 50,000
September 2025 Private Placement [Member] | Restricted Shares [Member]
Commitments and Contingencies [Line Items]
Number of shares (in Shares)				1

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.